Shareholder Report, Line Graph (Details) - USD ($)									1 Months Ended	2 Months Ended		10 Months Ended	12 Months Ended				22 Months Ended	24 Months Ended			34 Months Ended	36 Months Ended			46 Months Ended	48 Months Ended			58 Months Ended	60 Months Ended			72 Months Ended			84 Months Ended			96 Months Ended			108 Months Ended		120 Months Ended
	Jun. 30, 2026	Jun. 26, 2026	Nov. 04, 2021	Aug. 31, 2018	Aug. 21, 2018	Aug. 31, 2017	Aug. 17, 2017	Aug. 31, 2016	Jul. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2022	Aug. 31, 2026	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2023	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2024	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2025	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2026	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2026	Aug. 31, 2025	Aug. 31, 2026
C000224297
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Global Real Estate Fund
C000224296
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Global Real Estate Fund
Accumulated Value								$ 10,000								$ 10,953				$ 11,818				$ 12,283				$ 11,947				$ 15,831			$ 13,196			$ 12,167			$ 13,956		$ 13,914	$ 14,824
C000224295
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Global Real Estate Fund
Accumulated Value								1,000,000								1,108,187				1,210,402				1,271,604				1,252,437				1,679,034			1,414,815			1,318,940			1,530,700		1,545,008	1,666,764
C000224298
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Global Real Estate Fund
Accumulated Value						$ 10,083	$ 10,000								$ 11,045				$ 11,646				$ 11,492				$ 15,432				$ 13,011			$ 12,151			$ 14,113			$ 14,252		$ 15,391
C000224305
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Hedged Equity Fund
C000224306
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Hedged Equity Fund
Accumulated Value								10,000								10,324				10,954				11,546				12,190				13,381			13,120			14,393			16,913		18,642	20,839
C000224307
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Hedged Equity Fund
Accumulated Value								1,000,000								1,044,221				1,121,537				1,195,358				1,276,511				1,415,807			1,401,879			1,553,350			1,843,949		2,051,839	2,316,317
C000224308
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Hedged Equity Fund
Accumulated Value						10,078	10,000								10,905				11,694				12,535				13,975				13,867			15,407			18,328			20,466		23,149
C000224285
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Income Opportunities Fund
Accumulated Value				$ 9,444	$ 9,425									$ 10,308				$ 11,405				$ 12,417				$ 11,879				$ 12,017			$ 12,968			$ 13,988			$ 14,448
C000224286
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Income Opportunities Fund
Accumulated Value				10,020	10,000									10,721				11,773				12,714				12,073				12,138			13,002			13,908			14,271
C000224288
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Income Opportunities Fund
Accumulated Value				1,002,000	1,000,000									1,075,677				1,193,286				1,301,273				1,247,959				1,267,419			1,371,307			1,480,192			1,534,272
C000224287
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Income Opportunities Fund
Accumulated Value				10,020	10,000									10,797				12,016				13,152				12,668				12,913			14,043			15,255			15,882
C000273896
Account Value [Line Items]
Line Graph and Table Measure Name										Easterly Snow All Cap Value Fund
Accumulated Value	$ 9,355	$ 9,424							$ 9,769		$ 9,827
C000273897
Account Value [Line Items]
Line Graph and Table Measure Name										Easterly Snow All Cap Value Fund
Accumulated Value	9,354	9,423							9,758		9,813
C000273895
Account Value [Line Items]
Line Graph and Table Measure Name										Easterly Snow All Cap Value Fund
Accumulated Value	93,556	94,261							97,724		98,333
C000230314
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Snow Long/Short Opportunity Fund
C000230311
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Snow Long/Short Opportunity Fund
Accumulated Value								10,000								10,967				11,896				11,068				10,665				15,228			14,738			15,946			17,406		19,400	24,323
C000230312
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Snow Long/Short Opportunity Fund
Accumulated Value								100,000								110,777				121,323				114,072				111,007				160,023			156,384			170,892			188,437		212,111	268,614
C000230313
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Snow Long/Short Opportunity Fund
Accumulated Value			$ 10,000									$ 9,467					$ 10,346				$ 11,408				$ 12,844				$ 16,262
C000230318
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Snow Small Cap Value Fund
C000230315
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Snow Small Cap Value Fund
Accumulated Value								10,000								10,022				12,453				9,420				9,461				16,191			14,411			16,752			20,379		22,330	28,436
C000230316
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Snow Small Cap Value Fund
Accumulated Value								100,000								101,254				127,073				97,073				98,502				170,244			153,047			179,678			220,829		244,550	314,579
C000230317
Account Value [Line Items]
Line Graph and Table Measure Name													Easterly Snow Small Cap Value Fund
Accumulated Value			10,000									8,778					10,305				12,665				14,028				18,049
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index
Accumulated Value								10,000								11,619				13,141				13,175				15,387				19,967			16,957			19,603			24,393		28,217	33,965
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index
Accumulated Value								10,000								11,619				13,141				13,175				15,387				19,967			16,957			19,603			24,393		28,217	33,965
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index
Accumulated Value								1,000,000								1,161,853				1,314,109				1,317,536				1,538,694				1,996,681			1,695,677			1,960,273			2,439,265		2,821,661	3,396,516
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI World Index
Accumulated Value						10,127	10,000								11,454				11,484				13,411				17,403				14,780			17,086			21,261			24,594		29,604
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								10,000								11,623				13,909				14,315				17,455				22,895			20,325			23,566			29,960		34,718	41,793
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								10,000								11,623				13,909				14,315				17,455				22,895			20,325			23,566			29,960		34,718	41,793
Bloomberg 500 Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 500 Index
Accumulated Value								1,000,000								1,165,182				1,393,882				1,439,955				1,788,187				2,353,353			2,044,125			2,368,783			3,015,920		3,517,119	4,230,539
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,179	10,000								12,181				12,537				15,287				20,051				17,800			20,638			26,238			30,405		36,601
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value				9,996	10,000									11,013				11,726				11,716				10,367				10,243			10,991			11,335			11,550
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value				9,996	10,000									11,013				11,726				11,716				10,367				10,243			10,991			11,335			11,550
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value				999,620	1,000,000									1,101,308				1,172,598				1,171,611				1,036,691				1,024,321			1,099,058			1,133,530			1,154,960
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Aggregate Bond Index
Accumulated Value				$ 9,996	$ 10,000									$ 11,013				$ 11,726				$ 11,716				$ 10,367				$ 10,243			$ 10,991			$ 11,335			$ 11,550
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Index
Accumulated Value	10,199	10,000							10,141		10,422
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Index
Accumulated Value	10,199	10,000							10,141		10,422
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Index
Accumulated Value	101,991	100,000							101,408		104,223
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value								10,000								11,173				12,629				12,559				12,607				17,369			16,242			17,576			21,271		23,212	30,124
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								10,000								11,606				13,956				14,139				17,171				22,845			19,810			22,734			28,677		33,220	39,898
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								100,000								116,063				139,563				141,392				171,708				228,446			198,104			227,338			286,775		332,200	398,985
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000									8,353					9,585				12,091				14,007				16,822
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value								10,000								11,347				13,621				11,593				10,881				17,354			15,587			15,926			18,991		20,097	26,117
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								10,000								11,606				13,956				14,139				17,171				22,845			19,810			22,734			28,677		33,220	39,898
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								100,000								116,063				139,563				141,392				171,708				228,446			198,104			227,338			286,775		332,200	398,985
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000									8,353					9,585				12,091				14,007				16,822
Bloomberg REIT & REstate DM Large, Mid & Sml Cap
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg REIT & REstate DM Large, Mid & Sml Cap Index (NR)
Accumulated Value								10,000								10,250				10,744				11,916				10,879				14,257			12,008			10,985			13,007		13,187	14,168
FTSE EPRA Nareit Developed Net TR
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE EPRA Nareit Developed Net Index
Accumulated Value								10,000								9,990				10,538				11,394				9,836				13,115			10,895			10,329			12,132		12,348	13,495
Bloomberg REIT & REstate DM Large, Mid & Sml Cap
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg REIT & REstate DM Large, Mid & Sml Cap Index (NR)
Accumulated Value								10,000								10,250				10,744				11,916				10,879				14,257			12,008			10,985			13,007		13,187	14,168
FTSE EPRA Nareit Developed Net TR
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE EPRA Nareit Developed Net Index
Accumulated Value								10,000								9,990				10,538				11,394				9,836				13,115			10,895			10,329			12,132		12,348	13,495
Bloomberg REIT & REstate DM Large, Mid & Sml Cap
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg REIT & REstate DM Large, Mid & Sml Cap Index (NR)
Accumulated Value								1,000,000								1,025,027				1,074,381				1,191,582				1,087,863				1,425,731			1,200,832			1,098,513			1,300,690		1,318,745	1,416,803
FTSE EPRA Nareit Developed Net TR
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE EPRA Nareit Developed Net Index
Accumulated Value								1,000,000								998,962				1,053,799				1,139,417				983,556				1,311,459			1,089,491			1,032,931			1,213,199		1,234,847	1,349,454
Bloomberg REIT & REstate DM Large, Mid & Sml Cap
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg REIT & REstate DM Large, Mid & Sml Cap Index (NR)
Accumulated Value						10,128	10,000								10,616				11,774				10,749				14,087				11,865			10,854			12,852			13,030		13,999
FTSE EPRA Nareit Developed Net TR
Account Value [Line Items]
Line Graph and Table Measure Name													FTSE EPRA Nareit Developed Net Index
Accumulated Value						10,079	10,000								10,632				11,496				9,923				13,232				10,992			10,422			12,240			12,459		13,615
Bloomberg 500 Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 500 Index
Accumulated Value								10,000								11,652				13,939				14,400				17,882				23,534			20,441			23,688			30,159		35,171	42,305
Bloomberg 500 Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 500 Index
Accumulated Value								10,000								11,652				13,939				14,400				17,882				23,534			20,441			23,688			30,159		35,171	42,305
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								1,000,000								1,162,341				1,390,875				1,431,511				1,745,537				2,289,546			2,032,484			2,356,554			2,996,014		3,471,769	4,179,309
Bloomberg 500 Index (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 500 Index
Accumulated Value						$ 10,182	$ 10,000								$ 12,181				$ 12,584				$ 15,627				$ 20,566				$ 17,863			$ 20,701			$ 26,356			$ 30,736		$ 36,970
Bloomberg US 3000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Value (USD) TR
Accumulated Value	9,966	10,000							10,090		10,301
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	9,987	10,000							10,353		10,556
Bloomberg US 3000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Value (USD) TR
Accumulated Value	9,966	10,000							10,090		10,301
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	9,987	10,000							10,353		10,556
Bloomberg US 3000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US 3000 Value (USD) TR
Accumulated Value	99,656	100,000							100,896		103,009
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 99,865	$ 100,000							$ 103,526		$ 105,559
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 3000 Index
Accumulated Value								10,000								11,602				13,950				14,135				17,165				22,939			19,809			22,704			28,632		33,143	39,890
Bloomberg US 3000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 3000 Value (USD) TR
Accumulated Value								10,000								11,301				12,923				12,390				11,917				17,285			16,947			18,088			22,070		24,069	30,748
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								10,000								11,606				13,956				14,139				17,171				22,845			19,810			22,734			28,677		33,220	39,898
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 3000 Index
Accumulated Value								10,000								11,602				13,950				14,135				17,165				22,939			19,809			22,704			28,632		33,143	39,890
Bloomberg US 3000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 3000 Value (USD) TR
Accumulated Value								10,000								11,301				12,923				12,390				11,917				17,285			16,947			18,088			22,070		24,069	30,748
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value								10,000								11,173				12,629				12,559				12,607				17,369			16,242			17,576			21,271		23,212	30,124
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 3000 Index
Accumulated Value								100,000								116,016				139,495				141,351				171,645				229,386			198,089			227,044			286,323		331,432	398,900
Bloomberg US 3000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 3000 Value (USD) TR
Accumulated Value								100,000								113,006				129,234				123,898				119,171				172,851			169,470			180,875			220,698		240,695	307,483
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value								100,000								111,726				126,291				125,587				126,071				173,695			162,425			175,763			212,713		232,123	301,235
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 3000 Index
Accumulated Value			10,000									8,313					9,528				12,016				13,909				16,740
Bloomberg US 3000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 3000 Value (USD) TR
Accumulated Value			10,000									9,524					10,165				12,403				13,527				17,281
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			10,000									9,117					9,866				11,940				13,030				16,909
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 2000 Value Index
Accumulated Value								10,000								11,210				13,453				10,846				10,431				17,514			16,183			17,038			20,417		21,568	26,860
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 3000 Index
Accumulated Value								10,000								11,602				13,950				14,135				17,165				22,939			19,809			22,704			28,632		33,143	39,890
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value								10,000								11,606				13,956				14,139				17,171				22,845			19,810			22,734			28,677		33,220	39,898
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 2000 Value Index
Accumulated Value								10,000								11,210				13,453				10,846				10,431				17,514			16,183			17,038			20,417		21,568	26,860
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 3000 Index
Accumulated Value								10,000								11,602				13,950				14,135				17,165				22,939			19,809			22,704			28,632		33,143	39,890
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value								10,000								11,347				13,621				11,593				10,881				17,354			15,587			15,926			18,991		20,097	26,117
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 2000 Value Index
Accumulated Value								100,000								112,101				134,534				108,464				104,305				175,141			161,831			170,385			204,171		215,679	268,602
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 3000 Index
Accumulated Value								100,000								116,016				139,495				141,351				171,645				229,386			198,089			227,044			286,323		331,432	398,900
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value								$ 100,000								$ 113,465				$ 136,212				$ 115,928				$ 108,807				$ 173,539			$ 155,868			$ 159,257			$ 189,908		$ 200,973	$ 261,171
Bloomberg US 2000 Value (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 2000 Value Index
Accumulated Value			10,000									8,690					9,149				10,963				11,581				14,423
Bloomberg US 3000 (USD) TR
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg US 3000 Index
Accumulated Value			10,000									8,313					9,528				12,016				13,909				16,740
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name													Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			$ 10,000									$ 8,479					$ 8,663				$ 10,331				$ 10,933				$ 14,207